Capitalized contract costs - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Deferred commissions and costs to fulfill a contract - amortization expense	$ 3.5	$ 6.7	$ 23.7
Costs to fulfill a contract	12.9	19.2
Deferred Commissions
Capitalized Contract Cost [Line Items]
Deferred commissions	7.2	3.7
Deferred commissions and costs to fulfill a contract - amortization expense	$ 1.1	$ 1.5	$ 2.9